Warrants (Tables)	12 Months Ended
Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Summary of Common Stock Warrants Activity

The following table presents the Company’s common stock warrant activity for the years ended December 31, 2018 and 2017:

	Warrants		Weighted Average Exercise Price
	Outstanding	Exercisable	Outstanding	Exercisable
Balance, Jan 1, 2017	8,228	8,228	$6.47	$6.47
Issued	6,304,015	6,220,515	3.84	3.85
Exercised	(34,800)	(34,800)	2.95	2.95

Balance, Dec 31, 2017	6,277,443	6,193,943	3.85	3.86
Previously issued warrants which became exercisable	—	83,500	2.40	2.40
Issued	—	—	—	—
Exercised	(1,205,556)	(1,205,556)	2.95	2.95

Balance, Dec 31, 2018	5,071,887	5,071,887	$4.05	$4.05